RECOVERABLE VALUE OF LONG-TERM ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 16,681,420
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	13,804,579
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	283,619
Financial Assets
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,593,222
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	13,823,945	R$ 12,200,816
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	13,804,579	12,141,003
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	19,366	59,813
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,593,222	3,670,038
Transmission | Financial Assets
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,593,222	3,670,038
Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	264,253	16,107,910
Management | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		12,141,003
Management | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 264,253	296,869
Management | Financial Assets
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		3,670,038
Distribution
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		237,056
Distribution | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized		R$ 237,056